STOCKHOLDERS' EQUITY (Details)	3 Months Ended
Nov. 30, 2024 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants amount outstanding	8,500,800
Class C-1 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants amount outstanding	4,147,600
Warrants exercise price | $ / shares	$ 2.00
Warrants expiration date	Jan. 15, 2025
Class C-2 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants amount outstanding	4,147,600
Warrants exercise price | $ / shares	$ 4.00
Warrants expiration date	Jan. 15, 2025
Class C-3 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants amount outstanding	25,600
Warrants exercise price | $ / shares	$ 1.25
Warrants expiration date	Jun. 27, 2027